Significant accounting policies - Capitalized interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Significant accounting policies
Total interest expenses	¥ 6,501		¥ 9,469	¥ 6,130
Less: interest expenses capitalized			(1,532)	(4,649)
Interest expenses	¥ 6,501	$ 943	¥ 7,937	¥ 1,481